Debt - Narrative (Details) $ / shares in Units, $ in Millions						1 Months Ended				3 Months Ended	6 Months Ended
	Jun. 17, 2024 $ / shares	Mar. 31, 2024 USD ($)	Mar. 18, 2024 $ / shares	Jan. 22, 2024 $ / shares	Nov. 07, 2023 USD ($)	May 31, 2024 shares $ / shares	Mar. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 $ / shares	Feb. 28, 2023 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 $ / shares	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Dividend paid per share (in USD per share) | $ / shares	$ 0.10		$ 0.05	$ 0.05		$ 0.10	$ 0.05	$ 0.05
Conversion price (in dollars per share) | $ / shares										$ 7.3471	$ 7.1347	$ 7.3471
Premium paid convertible bonds repurchased										$ 2.3	$ 2.3
1.54 billion USD notes due 2028 and 2030
Debt Instrument [Line Items]
Convertible bonds issuance					$ 1,540.0
2028 Notes
Debt Instrument [Line Items]
Debt instrument issued, principal					$ 1,025.0
Debt instrument price, percentage					0.97750
Debt instrument, interest rate					10.00%						10.00%
2030 Notes
Debt Instrument [Line Items]
Debt instrument issued, principal					$ 515.0
Debt instrument price, percentage					0.97000
Debt instrument, interest rate					10.375%						10.375%
Additional 2028 Notes
Debt Instrument [Line Items]
Convertible bonds issuance		$ 200.0					$ 200.0
Debt instrument price, percentage		1.025
Proceeds from debt		$ 211.9
Convertible Bonds
Debt Instrument [Line Items]
Convertible bonds issuance									$ 250.0				$ 250.0
Debt instrument, interest rate									5.00%
Convertible shares (in shares) | shares						33,554,319			34,027,031
Conversion price (in dollars per share) | $ / shares						$ 7.13147			$ 7.3471
Debt instrument, repurchased face amount		$ 10.6					10.6
Debt instrument, repurchase price, percentage		1.2088
Debt Instrument, Repurchase Amount		$ 12.9					$ 12.9
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate											9.70%	8.90%
Interest bearing debt excl convertible bonds
Debt Instrument [Line Items]
Average interest rate											10.30%	10.30%